Derivative Financial Instruments - Detailed Information About Fair Value Adjustment And Activities In Traded Warrant Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statements [Line Items]
Beginning balance	$ 18,861
Ending balance	56,146	$ 18,861
Traded and Non-traded warrants [member]
Statements [Line Items]
Beginning balance	18,861	37,784
Warrants issued		336
Warrants exercised	(868)	(257)
Change in fair value	38,153	(19,002)
Ending balance	$ 56,146	$ 18,861